Risks and Uncertainties	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Risks and Uncertainties [Abstract]
Risks and Uncertainties
Note 5: Risks and Uncertainties
Management is continuing to evaluate the impact of the COVID-19 pandemic and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, the specific impact is not readily determinable as of the date of this financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.

Note 5: Risks and Uncertainties
Management continues to evaluate the impact of
the COVID-19 pandemic
and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, the specific impact is not readily determinable as of the date of this financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.